Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 258,940,500.00
Total Fee Amount	35,759.68
Total Offset Amount	0.00
Net Fee	$ 35,759.68
Offering Table N/A
Offset Table N/A	N/A